Segment Reporting - Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements [Abstract]
Total segment operating profits	R 1,414,712	R 1,312,333	R 1,042,502
Offering costs	(11,667)	(15,113)
Impairment of goodwill		(43,600)
Finance income	34,476	44,167	39,418
Finance cost	(77,874)	(50,866)	(15,822)
Fair value changes to derivative assets			(388)
Profit before taxation	R 1,359,647	R 1,246,921	R 1,065,710